ACQUISITION OF WILSON-DAVIS - Pro forma financial information (Details) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
ACQUISITION OF WILSON-DAVIS
Total revenue	$ 1,616,686	$ 5,247,150	$ 3,450,850	$ 8,258,254	$ 9,527,324
Net loss	$ (272,973)	$ (23,878,060)	$ (1,848,772)	$ (4,695,016)	$ (90,186,458)
Weighted average shares, Basic	196,696	11,801,759	196,696	11,801,759	11,906,245
Weighted average shares, Diluted	196,696	11,801,759	196,696	11,801,759	11,906,245
Net loss per shares: Basic	$ (1.39)	$ (2.02)	$ (9.4)	$ (0.4)	$ (8.87)
Net loss per shares: Diluted	$ (1.39)	$ (2.02)	$ (9.4)	$ (0.4)	$ (8.87)